SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure of entity's operating segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
As of December 31, 2023, the Company is organized in three operating segments: Steel, Mining and Usiminas. The CODM is still reviewing the new business structure to allocate resources and to assess the performance in future periods.
The Steel segment includes the sales of steel products done by the Company’s subsidiaries, other than Usiminas, which comprises mainly slabs, hot and cold rolled products, coated products, roll-formed and tubular products, billets, bars and other products.

The Mining segment includes the sales of mining products, done by the Company’s subsidiaries, other than Usiminas, mainly iron ore and pellets, and comprises the mining activities of Las Encinas, an iron ore mining company in which Ternium holds a 100% equity interest and the 50% of the operations and results performed by Peña Colorada, another iron ore mining company in which Ternium maintains that same percentage over its equity interest.

The Usiminas segment included in the Company as from July 2023, following the increase of the participation, includes the sales of steel and mining products done by Usiminas. Usiminas’ activities include iron ore extraction, steel transformation, production of capital goods and logistics. Usiminas manufactures and sells various products and raw materials, such as flat steel, iron ore, stamped steel parts for the automotive industry and products for the civil construction and capital goods industry.

Ternium’s Chief Executive Officer (“CEO”) functions as the Company’s Chief Operating Decision Maker (“CODM”). The various geographic regions operate as an integrated steel producer. The CEO allocates resources and assesses performance of the Steel Segment as an integrated business and of the Mining Segment. The CEO uses “Operating income – Management view” as per the below table as the key performance measure which differs from operating income determined in accordance with IFRS principally as follows:

•The use of direct cost methodology to calculate the inventories, while under IFRS is at full cost, including absorption of production overheads and depreciation.
•The use of costs based on previously internally defined cost estimates, while, under IFRS, costs are calculated at historical cost (with the FIFO method).
•In the case of Usiminas, the use of costs based in the weighted average cost, while, under IFRS, costs are calculated under the FIFO method.
•Other non-significant differences.
5.    SEGMENT INFORMATION (continued)

	Year ended December 31, 2023
	Steel	Mining	Usiminas	Inter-segment eliminations	Total

Operating income - Management view	2,404,189	(58,037)	64,423	(6,401)	2,404,174
Reconciliation:
Differences in Cost of sales					(206,160)

Operating income - Under IFRS					2,198,014

Financial income (expense), net					123,454
Equity in earnings (losses) of non-consolidated companies					105,305
Effect related to the increase of the participation in Usiminas					(171,045)
Recycling of other comprehensive income related to Usiminas					(934,946)

Income before income tax expense - IFRS					1,320,782

Net sales from external customers	14,909,209	96	2,700,787	—	17,610,092
Net sales from transactions with other operating segments of the same entity	285,025	500,401	31,620	(817,046)	—

Depreciation and amortization	(520,328)	(107,546)	(29,819)	—	(657,693)

	Year ended December 31, 2022
	Steel	Mining	Usiminas	Inter-segment eliminations	Total

Operating income - Management view	2,556,949	3,716	—	10,500	2,571,165
Reconciliation:
Differences in Cost of sales					128,354

Operating income - Under IFRS					2,699,519

Financial income (expense), net					(70,133)
Equity in earnings (losses) of non-consolidated companies					37,114

Income before income tax expense - IFRS					2,666,500

Net sales from external customers	16,414,334	132	—	—	16,414,466
Net sales from transactions with other operating segments of the same entity	—	410,636	—	(410,636)	—

Depreciation and amortization	(523,818)	(92,674)	—	—	(616,492)

	Year ended December 31, 2021
	Steel	Mining	Usiminas	Inter-segment eliminations	Total

Operating income - Management view	4,210,135	204,070	—	1,586	4,415,791
Reconciliation:
Differences in Cost of sales					855,345

Operating income - Under IFRS					5,271,136

Financial income (expense), net					92,462
Equity in earnings (losses) of non-consolidated companies					400,732

Income before income tax expense - IFRS					5,764,330

Net sales from external customers	16,043,033	47,711	—	—	16,090,744
Net sales from transactions with other operating segments of the same entity	—	478,559	—	(478,559)	—

Depreciation and amortization	(528,144)	(63,646)	—	—	(591,790)
Information on segment assets is not disclosed as it is not reviewed by the CEO.
5.    SEGMENT INFORMATION (continued)
GEOGRAPHICAL INFORMATION
The Company had no revenues attributable to the Company's country of incorporation (Luxembourg) in 2023 and 2022. In 2021 the Company had revenues attributable to Luxembourg related to a contract acquired as part of the acquisition of the participation in Ternium Brasil Ltda.

For purposes of reporting geographical information, net sales are allocated based on the customer's location. Allocation of depreciation and amortization is based on the geographical location of the underlying assets.

	Year ended December 31, 2023
	Mexico	Southern region	Brazil	Other markets	Total

Net sales	9,419,873	3,588,651	2,518,764	2,082,804	17,610,092

Non-current assets (2)	4,965,628	878,642	2,474,178	315,287	8,633,735

	Year ended December 31, 2022
	Mexico	Southern region	Brazil (1)	Other markets	Total

Net sales	8,949,104	3,853,390	743,713	2,868,259	16,414,466

Non-current assets (2)	4,769,161	859,351	1,265,013	312,771	7,206,296

	Year ended December 31, 2021
	Mexico	Southern region	Brazil	Other markets	Total

Net sales	8,990,868	3,377,596	1,122,518	2,599,762	16,090,744

Non-current assets (2)	4,789,273	861,149	1,373,377	310,035	7,333,834
(1) The non-current assets value includes the impact of the impairment charge of $99.0 million recognized in the Brazil CGU.
(2) Includes Property, plant and equipment and Intangible assets

REVENUES BY PRODUCT

	Year ended December 31,
	2023	2022	2021

Slabs	177,240	640,231	1,304,437
Hot rolled (1)	7,913,232	6,991,466	6,356,576
Cold rolled	2,379,499	1,951,702	1,990,143
Coated (2)	5,708,328	5,704,765	5,303,394
Roll-formed and tubular (3)	789,255	660,830	659,609
Billets, round bars and others	45,351	142,511	167,138
Other products (4)	597,187	322,961	309,447

TOTAL SALES	17,610,092	16,414,466	16,090,744
(1) Hot rolled includes hot rolled flat products, merchant bars, reinforcing bars, stirrups and rods.
(2) Coated includes tin plate and galvanized products.
(3) Roll-formed and tubular includes pre-engineered metal building systems, tubes, beams, insulated panels, roofing and cladding, roof tiles and steel decks.
(4) Other products include mainly sales of energy and pig iron.